Share Based Compensation - Summary of Share Based Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
RSRs compensation expense in administrative expense	$ 3,507	$ 0	$ 0
Converted option compensation in administrative expense	2,529,314	687,888	277,638
Total	$ 2,532,821	$ 687,888	$ 277,638